Consolidated statement of financial position - GBP (£) £ in Millions	Sep. 30, 2022	Mar. 31, 2022
Non-current assets
Goodwill	£ 10,382	£ 9,532
Other intangible assets	3,536	3,272
Property, plant and equipment	65,445	57,532
Other non-current assets	539	303
Pension assets	3,443	3,885
Financial and other investments	911	830
Investments in joint ventures and associates	1,277	1,238
Derivative financial assets	644	305
Total non-current assets	86,177	76,897
Current assets
Inventories and current intangible assets	971	511
Trade and other receivables	3,685	3,715
Current tax assets	129	106
Financial and other investments	2,686	3,145
Derivative financial assets	408	282
Cash and cash equivalents	259	204
Assets held for sale	6,258	10,000
Total current assets	14,396	17,963
Total assets	100,573	94,860
Current liabilities
Borrowings	(9,207)	(12,121)
Derivative financial liabilities	(551)	(144)
Trade and other payables	(4,435)	(4,915)
Contract liabilities	(153)	(130)
Current tax liabilities	(86)	(32)
Provisions	(326)	(240)
Liabilities held for sale	(5,442)	(7,188)
Total current liabilities	(20,200)	(24,770)
Non-current liabilities
Borrowings	(39,387)	(33,344)
Derivative financial liabilities	(1,175)	(869)
Other non-current liabilities	(922)	(805)
Contract liabilities	(1,688)	(1,342)
Deferred tax liabilities	(7,721)	(6,765)
Pensions and other post-retirement benefit obligations	(808)	(810)
Provisions	(2,715)	(2,299)
Total non-current liabilities	(54,416)	(46,234)
Total liabilities	(74,616)	(71,004)
Net assets	25,957	23,856
Equity
Share capital	486	485
Share premium account	1,304	1,300
Retained earnings	26,215	26,611
Other equity reserves	(2,074)	(4,563)
Total shareholders’ equity	25,931	23,833
Non-controlling interests	26	23
Total equity	£ 25,957	£ 23,856